Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 80.51%
Communication services: 7.28%
Diversified telecommunication services: 2.08%
AT&T Incorporated	3.50%	2-1-2061	$ 285,000	$ 216,954
AT&T Incorporated	3.55	9-15-2055	255,000	204,173
AT&T Incorporated	3.65	9-15-2059	370,000	296,204
AT&T Incorporated	3.80	12-1-2057	450,000	371,114
AT&T Incorporated	3.85	6-1-2060	145,000	119,000
T-Mobile USA Incorporated	3.75	4-15-2027	580,000	572,613
Verizon Communications	3.00	11-20-2060	815,000	592,164
Verizon Communications	3.15	3-22-2030	905,000	844,244
				3,216,466
Entertainment: 1.59%
Activision Blizzard	1.35	9-15-2030	1,100,000	906,844
Walt Disney Company	2.20	1-13-2028	845,000	788,759
Walt Disney Company	2.65	1-13-2031	855,000	773,760
				2,469,363
Interactive media & services: 0.77%
Alphabet Incorporated	2.25	8-15-2060	125,000	84,849
Alphabet Incorporated	3.38	2-25-2024	1,087,000	1,101,517
				1,186,366
Media: 2.69%
CBS Corporation	4.85	7-1-2042	140,000	123,768
CBS Corporation	4.90	8-15-2044	350,000	309,722
Charter Communications Operating LLC	3.85	4-1-2061	165,000	116,788
Charter Communications Operating LLC	4.40	12-1-2061	215,000	166,672
Charter Communications Operating LLC	4.91	7-23-2025	400,000	408,432
Charter Communications Operating LLC	6.83	10-23-2055	165,000	174,476
Comcast Corporation	1.50	2-15-2031	555,000	460,356
Comcast Corporation	2.35	1-15-2027	210,000	199,520
Comcast Corporation 144A	2.99	11-1-2063	1,135,000	820,258
Discovery Communications LLC	3.95	3-20-2028	400,000	385,729
Discovery Communications LLC	4.00	9-15-2055	1,000	758
Fox Corporation	5.58	1-25-2049	135,000	140,104
Magallanes Incorporated 144A	5.14	3-15-2052	125,000	111,843
Magallanes Incorporated 144A	5.39	3-15-2062	295,000	264,289
Time Warner Cable LLC	4.50	9-15-2042	270,000	225,173
Time Warner Entertainment Company LP	8.38	7-15-2033	210,000	254,199
				4,162,087
Wireless telecommunication services: 0.15%
T-Mobile USA Incorporated	3.60	11-15-2060	295,000	227,144
Consumer discretionary: 6.22%
Auto components: 0.13%
AEP Transmission Company	3.75	12-1-2047	230,000	201,467
Automobiles: 0.23%
General Motors Company	6.25	10-2-2043	345,000	349,872
See accompanying notes to portfolio of investments

Allspring Investment Grade Corporate Bond Portfolio  |  1

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified consumer services: 0.81%
California Institute of Technology	3.65%	9-1-2119	$ 375,000	$ 285,004
Claremont McKenna College	3.78	1-1-2122	335,000	243,607
Ford Foundation	2.82	6-1-2070	260,000	181,586
Massachusetts Institute of Technology	5.60	12-31-2099	305,000	372,054
University of Southern California	5.25	10-1-2111	160,000	171,211
				1,253,462
Hotels, restaurants & leisure: 1.75%
GLP Capital LP	5.30	1-15-2029	400,000	397,608
Marriott International Incorporated	4.63	6-15-2030	290,000	287,151
McDonald's Corporation	3.38	5-26-2025	245,000	245,258
McDonald's Corporation	3.50	7-1-2027	1,300,000	1,286,892
Starbucks Corporation	4.00	11-15-2028	500,000	498,445
				2,715,354
Household durables: 0.06%
Whirlpool Corporation	4.00	3-1-2024	87,000	88,459
Internet & direct marketing retail: 1.11%
Amazon.com Incorporated	1.00	5-12-2026	900,000	830,058
Amazon.com Incorporated	4.05	8-22-2047	95,000	93,796
Amazon.com Incorporated	4.95	12-5-2044	520,000	568,291
eBay Incorporated	4.00	7-15-2042	175,000	153,256
Expedia Incorporated	4.50	8-15-2024	70,000	71,864
				1,717,265
Leisure products: 0.07%
Hasbro Incorporated	6.35	3-15-2040	108,000	116,473
Multiline retail: 0.25%
Target Corporation	3.63	4-15-2046	430,000	387,995
Specialty retail: 1.77%
Home Depot Incorporated	2.70	4-15-2030	1,300,000	1,204,661
Lowe's Companies Incorporated	2.50	4-15-2026	350,000	336,258
Lowe's Companies Incorporated	3.88	9-15-2023	175,000	177,090
Lowe's Companies Incorporated	4.45	4-1-2062	130,000	117,507
Lowe's Companies Incorporated	4.50	4-15-2030	300,000	304,156
TJX Companies Incorporated	3.88	4-15-2030	600,000	594,252
				2,733,924
Textiles, apparel & luxury goods: 0.04%
Nike Incorporated	3.63	5-1-2043	70,000	64,187
Consumer staples: 6.64%
Beverages: 2.05%
Anheuser-Busch InBev Finance Company	4.00	1-17-2043	230,000	202,539
Anheuser-Busch InBev Worldwide Incorporated	4.60	6-1-2060	105,000	97,595
Anheuser-Busch InBev Worldwide Incorporated	4.75	4-15-2058	160,000	152,433
Anheuser-Busch InBev Worldwide Incorporated	4.90	2-1-2046	415,000	413,836
Anheuser-Busch InBev Worldwide Incorporated	5.80	1-23-2059	75,000	84,419
Coca Cola Company	2.75	6-1-2060	280,000	208,744
Constellation Brands Incorporated	3.15	8-1-2029	300,000	275,221
Keurig Dr Pepper Incorporated	4.60	5-25-2028	700,000	716,937
See accompanying notes to portfolio of investments

2  |  Allspring Investment Grade Corporate Bond Portfolio

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Beverages (continued)
PepsiCo Incorporated	1.40%	2-25-2031	$1,105,000	$ 925,373
PepsiCo Incorporated	3.63	3-19-2050	100,000	93,313
				3,170,410
Food & staples retailing: 2.20%
Costco Wholesale Corporation	1.60	4-20-2030	1,000,000	859,998
Sysco Corporation	3.30	7-15-2026	1,100,000	1,083,938
Sysco Corporation	5.38	9-21-2035	200,000	213,305
The Kroger Company	5.00	4-15-2042	175,000	175,532
Walgreens Boots Alliance Incorporated	4.80	11-18-2044	180,000	165,674
Wal-Mart Stores Incorporated	3.40	6-26-2023	900,000	910,873
				3,409,320
Food products: 1.02%
Conagra Brands Incorporated	4.60	11-1-2025	200,000	203,857
Kraft Heinz Food Company	5.50	6-1-2050	180,000	183,877
Mead Johnson Nutrition Company	5.90	11-1-2039	70,000	80,549
Mondelez International	2.75	4-13-2030	690,000	622,818
Tyson Foods Incorporated	4.35	3-1-2029	300,000	304,380
Tyson Foods Incorporated	4.88	8-15-2034	175,000	178,258
				1,573,739
Household products: 0.27%
Clorox Company	3.50	12-15-2024	140,000	140,570
Kimberly-Clark Corporation	2.40	6-1-2023	105,000	104,837
Kimberly-Clark Corporation	6.63	8-1-2037	140,000	175,499
				420,906
Personal products: 0.11%
Estee Lauder Companies Incorporated	6.00	5-15-2037	140,000	164,416
Tobacco: 0.99%
Altria Group Incorporated	4.00	1-31-2024	62,000	62,851
Altria Group Incorporated	4.00	2-4-2061	200,000	143,113
Altria Group Incorporated	4.50	5-2-2043	175,000	143,089
BAT Capital Corporation	4.54	8-15-2047	140,000	109,606
Philip Morris International Incorporated	3.25	11-10-2024	210,000	210,904
Philip Morris International Incorporated	4.25	11-10-2044	210,000	181,191
Philip Morris International Incorporated	4.50	3-20-2042	140,000	125,199
Reynolds American Incorporated	4.45	6-12-2025	350,000	354,486
Reynolds American Incorporated	5.70	8-15-2035	210,000	208,246
				1,538,685
Energy: 7.86%
Energy equipment & services: 1.05%
Baker Hughes LLC	3.34	12-15-2027	1,000,000	968,776
Halliburton Company	3.50	8-1-2023	350,000	351,604
Halliburton Company	3.80	11-15-2025	140,000	141,334
Halliburton Company	4.50	11-15-2041	175,000	160,490
				1,622,204
Oil, gas & consumable fuels: 6.81%
BP Capital Markets America Incorporated	3.38	2-8-2061	465,000	370,135
See accompanying notes to portfolio of investments

Allspring Investment Grade Corporate Bond Portfolio  |  3

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil, gas & consumable fuels (continued)
BP Capital Markets America Incorporated	3.94%	9-21-2028	$ 200,000	$ 200,641
ConocoPhillips Company	5.90	10-15-2032	175,000	198,860
ConocoPhillips Company	6.95	4-15-2029	210,000	248,335
Consolidated Edison Company of New York Incorporated	4.13	5-15-2049	520,000	474,820
Devon Energy Corporation	7.95	4-15-2032	150,000	184,891
Diamondback Energy Incorporated	3.50	12-1-2029	540,000	510,346
Enbridge Energy Partners LP	5.50	9-15-2040	140,000	145,152
Energy Transfer Partners LP	4.90	2-1-2024	210,000	213,019
Energy Transfer Partners LP	5.95	10-1-2043	140,000	137,320
Enterprise Products Operating LLC	4.85	3-15-2044	145,000	140,767
Enterprise Products Operating LLC	5.70	2-15-2042	140,000	146,977
Enterprise Products Operating LLC	5.95	2-1-2041	200,000	217,446
Enterprise Products Operating LLC	7.55	4-15-2038	70,000	86,496
Exxon Mobil Corporation	2.71	3-6-2025	630,000	625,604
Exxon Mobil Corporation	3.04	3-1-2026	815,000	810,245
Hess Corporation	7.30	8-15-2031	269,000	312,039
Kinder Morgan Energy Partners LP	5.00	8-15-2042	175,000	163,749
Kinder Morgan Energy Partners LP	5.00	3-1-2043	157,000	146,548
Kinder Morgan Energy Partners LP	5.50	3-1-2044	210,000	198,913
Kinder Morgan Energy Partners LP	5.80	3-15-2035	70,000	73,746
Magellan Midstream Partners LP	5.15	10-15-2043	140,000	137,198
Marathon Oil Corporation	5.20	6-1-2045	140,000	137,794
Marathon Petroleum Corporation	3.63	9-15-2024	350,000	349,863
Marathon Petroleum Corporation	3.80	4-1-2028	385,000	372,878
MPLX LP	4.13	3-1-2027	200,000	198,049
MPLX LP	4.88	6-1-2025	200,000	203,756
MPLX LP	5.20	3-1-2047	220,000	209,050
ONEOK Incorporated	4.55	7-15-2028	500,000	497,428
Phillips 66	4.65	11-15-2034	140,000	140,865
Plains All American Pipeline LP	3.60	11-1-2024	210,000	208,958
Plains All American Pipeline LP	3.85	10-15-2023	350,000	351,174
Sabine Pass Liquefaction LLC	5.00	3-15-2027	400,000	412,338
Sabine Pass Liquefaction LLC	5.63	3-1-2025	200,000	207,796
Sabine Pass Liquefaction LLC	5.88	6-30-2026	200,000	211,235
Spectra Energy Partners LP	3.38	10-15-2026	300,000	292,453
Spectra Energy Partners LP	4.75	3-15-2024	245,000	250,169
Sunoco Logistics Partner LP	4.95	1-15-2043	105,000	91,701
Sunoco Logistics Partner LP	5.35	5-15-2045	185,000	169,468
Tennessee Gas Pipeline Company	7.00	10-15-2028	175,000	198,196
Williams Partners LP	6.30	4-15-2040	273,000	301,363
				10,547,781
Financials: 20.70%
Banks: 8.44%
Australia and New Zealand Banking Group	3.70	11-16-2025	1,250,000	1,261,116
Bank of America Corporation (U.S. SOFR +1.56%) ±	2.97	7-21-2052	125,000	94,619
Bank of America Corporation (3 Month LIBOR +3.15%) ±	4.08	3-20-2051	1,235,000	1,134,544
Bank of America Corporation	4.18	11-25-2027	745,000	739,622
BB&T Corporation	2.85	10-26-2024	500,000	496,133
Citigroup Incorporated (U.S. SOFR +1.15%) ±	2.67	1-29-2031	790,000	694,922
Citigroup Incorporated	4.13	7-25-2028	300,000	294,592
Citigroup Incorporated	4.65	7-30-2045	625,000	612,507
Citizens Financial Group (5 Year Treasury Constant Maturity +2.50%) ±	4.30	2-11-2031	200,000	195,196
See accompanying notes to portfolio of investments

4  |  Allspring Investment Grade Corporate Bond Portfolio

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks (continued)
Compass Bank	3.88%	4-10-2025	$ 250,000	$ 250,937
Deutsche Bank (U.S. SOFR +1.22%) ±	2.31	11-16-2027	450,000	398,331
Discover Bank	4.20	8-8-2023	1,060,000	1,071,580
Discover Bank	4.25	3-13-2026	250,000	249,444
Fifth Third Bancorp	2.25	2-1-2027	250,000	236,349
Fifth Third Bancorp	3.95	3-14-2028	400,000	395,605
JPMorgan Chase & Company (U.S. SOFR +2.44%) ±	3.11	4-22-2051	630,000	488,815
JPMorgan Chase & Company (U.S. SOFR +1.58%) ±	3.33	4-22-2052	475,000	386,894
JPMorgan Chase & Company (3 Month LIBOR +1.22%) ±	3.90	1-23-2049	740,000	658,149
Key Bank NA	3.30	6-1-2025	250,000	248,914
KeyCorp Incorporated	4.10	4-30-2028	400,000	397,583
PNC Bank NA	3.25	1-22-2028	1,050,000	1,019,144
PNC Bank NA	4.20	11-1-2025	250,000	253,808
Santander Holdings USA Incorporated	4.50	7-17-2025	350,000	353,880
Truist Bank	3.30	5-15-2026	600,000	589,679
US Bancorp	2.38	7-22-2026	190,000	181,539
US Bancorp	3.60	9-11-2024	350,000	353,090
				13,056,992
Capital markets: 5.09%
Bain Capital Specialty Finance	2.55	10-13-2026	185,000	163,726
Bank of New York Mellon Corporation	3.00	10-30-2028	700,000	654,530
BlackRock Incorporated	3.25	4-30-2029	900,000	870,301
Goldman Sachs Group Incorporated	3.75	5-22-2025	115,000	115,622
Goldman Sachs Group Incorporated (3 Month LIBOR +1.16%) ±	3.81	4-23-2029	415,000	403,638
Goldman Sachs Group Incorporated	4.75	10-21-2045	1,020,000	1,014,797
Intercontinental Exchange	3.00	9-15-2060	215,000	152,728
Intercontinental Exchange	3.75	9-21-2028	500,000	492,924
Jefferies Group Incorporated	6.45	6-8-2027	285,000	308,737
Moody's Corporation	5.25	7-15-2044	210,000	218,988
Morgan Stanley (U.S. SOFR +1.36%) ±	2.48	9-16-2036	575,000	463,805
Morgan Stanley	4.30	1-27-2045	630,000	593,893
Morgan Stanley	5.00	11-24-2025	200,000	206,948
Northern Trust Corporation	3.95	10-30-2025	175,000	177,967
PPL Capital Funding Incorporated	3.10	5-15-2026	100,000	97,045
Prospect Capital Corporation	3.44	10-15-2028	115,000	94,418
S+P Global Incorporated 144A	3.90	3-1-2062	130,000	116,145
State Street Corporation	2.65	5-19-2026	1,100,000	1,076,238
The Charles Schwab Corporation	3.63	4-1-2025	140,000	140,560
The Charles Schwab Corporation	4.63	3-22-2030	500,000	517,025
				7,880,035
Consumer finance: 1.99%
Ally Financial Incorporated	8.00	11-1-2031	225,000	264,250
American Express Company	4.20	11-6-2025	200,000	205,481
American Honda Finance Corporation	2.90	2-16-2024	200,000	199,661
Capital One Financial Corporation	3.75	7-28-2026	525,000	513,656
Caterpillar Financial Services Corporation	3.25	12-1-2024	200,000	201,502
Caterpillar Financial Services Corporation	3.75	11-24-2023	175,000	177,779
General Motors Financial Company Incorporated	5.65	1-17-2029	140,000	143,532
John Deere Capital Corporation	0.45	6-7-2024	810,000	773,070
Synchrony Financial	5.15	3-19-2029	610,000	602,467
				3,081,398
See accompanying notes to portfolio of investments

Allspring Investment Grade Corporate Bond Portfolio  |  5

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified financial services: 1.12%
Berkshire Hathaway Finance Corporation	4.40%	5-15-2042	$ 180,000	$ 177,112
Berkshire Hathaway Finance Corporation	5.75	1-15-2040	340,000	388,803
Berkshire Hathaway Incorporated	3.13	3-15-2026	945,000	945,009
British American Tobacco Capital Corporation	5.28	4-2-2050	95,000	82,416
National Rural Utilities Cooperative Finance Corporation	4.02	11-1-2032	140,000	137,212
				1,730,552
Insurance: 3.28%
Allstate Corporation (3 Month LIBOR +2.12%) ±	6.50	5-15-2067	230,000	249,550
American International Group Incorporated (3 Month LIBOR +2.87%) ±	5.75	4-1-2048	200,000	190,500
Aon Corporation	6.25	9-30-2040	70,000	80,421
Arch Capital Group Limited	5.14	11-1-2043	147,000	148,415
Chubb Corporation	6.00	5-11-2037	196,000	232,676
Hartford Financial Services Group Incorporated	4.30	4-15-2043	30,000	27,562
Lincoln National Corporation	4.00	9-1-2023	175,000	177,298
Loews Corporation	4.13	5-15-2043	140,000	124,781
Marsh & McLennan Company Incorporated	3.50	6-3-2024	200,000	201,190
Marsh & McLennan Company Incorporated	3.88	3-15-2024	200,000	202,306
Marsh & McLennan Company Incorporated	4.90	3-15-2049	110,000	114,233
MetLife Incorporated	4.13	8-13-2042	115,000	108,099
MetLife Incorporated	4.72	12-15-2044	175,000	174,666
MetLife Incorporated	6.38	6-15-2034	196,000	232,454
Principal Financial Group Incorporated	3.40	5-15-2025	140,000	139,555
Progressive Corporation	6.25	12-1-2032	252,000	297,437
Progressive Corporation	7.75	3-1-2031	865,000	1,044,541
Prudential Financial Incorporated	3.91	12-7-2047	155,000	138,322
Prudential Financial Incorporated (3 Month LIBOR +3.04%) ±	5.20	3-15-2044	175,000	171,106
Prudential Financial Incorporated	5.75	7-15-2033	350,000	390,061
Prudential Financial Incorporated	6.63	12-1-2037	45,000	55,051
Transatlantic Holdings Incorporated	8.00	11-30-2039	70,000	93,044
Travelers Companies Incorporated	4.60	8-1-2043	490,000	483,582
				5,076,850
Mortgage REITs: 0.78%
ERP Operating LP	4.00	8-1-2047	241,000	218,416
Ventas Realty LP	3.50	2-1-2025	400,000	396,704
Ventas Realty LP	4.40	1-15-2029	600,000	595,704
				1,210,824
Health care: 6.87%
Biotechnology: 1.76%
AbbVie Incorporated	4.45	5-14-2046	500,000	477,084
AbbVie Incorporated	4.85	6-15-2044	350,000	350,871
Amgen Incorporated	2.77	9-1-2053	584,000	411,666
Amgen Incorporated	3.63	5-22-2024	350,000	354,096
Biogen Incorporated	2.25	5-1-2030	700,000	591,436
Gilead Sciences Incorporated	3.65	3-1-2026	350,000	350,161
Gilead Sciences Incorporated	4.50	2-1-2045	200,000	191,526
				2,726,840
Health care equipment & supplies: 0.46%
Abbott Laboratories	6.00	4-1-2039	105,000	122,153
Abbott Laboratories	6.15	11-30-2037	166,000	203,103
See accompanying notes to portfolio of investments

6  |  Allspring Investment Grade Corporate Bond Portfolio

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health care equipment & supplies (continued)
Catholic Health Initiatives	4.35%	11-1-2042	$ 175,000	$ 157,716
Medtronic Incorporated	3.50	3-15-2025	140,000	141,831
Stryker Corporation	4.63	3-15-2046	95,000	94,155
				718,958
Health care providers & services: 2.02%
Aetna Incorporated	4.13	11-15-2042	75,000	66,485
Aetna Incorporated	4.50	5-15-2042	105,000	97,567
AmerisourceBergen Corporation	4.25	3-1-2045	175,000	157,838
Anthem Incorporated	4.38	12-1-2047	15,000	14,353
Ascension Healthcare Company	3.95	11-15-2046	95,000	89,515
Baptist Health South Florida Obligated Group	3.12	11-15-2071	295,000	200,168
CIGNA Corporation Company	4.80	7-15-2046	210,000	208,283
CIGNA Corporation Company	6.13	11-15-2041	175,000	197,188
CVS Health Corporation	5.05	3-25-2048	420,000	427,810
HCA Incorporated 144A	4.38	3-15-2042	180,000	157,861
NewYork-Presbyterian Hospital	3.95	12-31-2099	215,000	166,320
Quest Diagnostics Incorporated	2.95	6-30-2030	300,000	270,522
UnitedHealth Group Incorporated	4.20	1-15-2047	200,000	193,839
UnitedHealth Group Incorporated	4.25	3-15-2043	175,000	171,032
UnitedHealth Group Incorporated	4.25	4-15-2047	300,000	291,976
WellPoint Incorporated	4.65	8-15-2044	190,000	188,181
WellPoint Incorporated	5.85	1-15-2036	200,000	227,548
				3,126,486
Pharmaceuticals: 2.63%
Bristol-Myers Squibb Company	3.25	11-1-2023	109,000	109,958
Bristol-Myers Squibb Company	3.90	3-15-2062	175,000	158,140
Bristol-Myers Squibb Company	4.63	5-15-2044	240,000	245,789
Eli Lilly & Company	2.50	9-15-2060	195,000	138,089
Eli Lilly & Company	2.75	6-1-2025	70,000	69,552
GlaxoSmithKline Capital Incorporated	5.38	4-15-2034	210,000	238,000
Johnson & Johnson	2.45	9-1-2060	455,000	321,065
Johnson & Johnson	4.38	12-5-2033	200,000	213,265
Merck & Company Incorporated	2.75	2-10-2025	380,000	379,075
Merck & Company Incorporated	3.70	2-10-2045	365,000	334,928
Mylan Incorporated	4.20	11-29-2023	200,000	201,335
Pfizer Incorporated	3.00	12-15-2026	360,000	356,660
Pfizer Incorporated	3.90	3-15-2039	570,000	554,249
Pfizer Incorporated	4.30	6-15-2043	210,000	210,448
Schering-Plough Corporation	6.50	12-1-2033	175,000	217,940
Viatris Incorporated	4.00	6-22-2050	100,000	74,638
Zoetis Incorporated	4.70	2-1-2043	240,000	240,948
				4,064,079
Industrials: 4.02%
Aerospace & defense: 1.65%
Lockheed Martin Corporation	6.15	9-1-2036	122,000	144,929
Northrop Grumman Corporation	5.05	11-15-2040	70,000	72,746
Precision Castparts Corporation	3.90	1-15-2043	140,000	128,952
Raytheon Technologies Corporation	7.20	8-15-2027	84,000	96,128
Textron Incorporated	4.30	3-1-2024	140,000	141,630
The Boeing Company	2.60	10-30-2025	120,000	113,465
The Boeing Company	3.20	3-1-2029	1,315,000	1,174,052
See accompanying notes to portfolio of investments

Allspring Investment Grade Corporate Bond Portfolio  |  7

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Aerospace & defense (continued)
The Boeing Company	5.88%	2-15-2040	$ 186,000	$ 182,148
United Technologies Corporation	3.75	11-1-2046	570,000	505,481
				2,559,531
Air freight & logistics: 0.28%
FedEx Corporation	4.90	1-15-2034	175,000	179,376
United Parcel Service Incorporated	6.20	1-15-2038	206,000	245,466
				424,842
Airlines: 0.12%
American Airlines Incorporated	3.20	12-15-2029	47,399	43,480
United Airlines Incorporated	4.30	2-15-2027	144,448	138,682
				182,162
Electrical equipment: 0.07%
Rockwell Automation	2.80	8-15-2061	160,000	110,968
Industrial conglomerates: 0.20%
Honeywell International Incorporated	3.35	12-1-2023	140,000	141,310
Honeywell International Incorporated	3.81	11-21-2047	175,000	163,982
				305,292
Machinery: 0.27%
Deere & Company	5.38	10-16-2029	210,000	230,437
Dover Corporation	5.38	10-15-2035	140,000	146,219
Parker Hannifin Corporation	6.25	5-15-2038	42,000	47,051
				423,707
Road & rail: 0.99%
CSX Corporation	3.40	8-1-2024	278,000	279,009
Norfolk Southern Corporation	2.90	6-15-2026	250,000	241,678
Norfolk Southern Corporation	3.85	1-15-2024	140,000	141,463
Norfolk Southern Corporation	4.10	5-15-2121	150,000	119,506
Norfolk Southern Corporation	5.10	12-31-2049	80,000	76,200
Union Pacific Corporation	3.25	1-15-2025	175,000	175,306
Union Pacific Corporation	3.75	3-15-2024	140,000	141,627
Union Pacific Corporation	3.80	4-6-2071	420,000	353,140
				1,527,929
Trading companies & distributors: 0.30%
Air Lease Corporation	3.25	3-1-2025	200,000	194,155
W.W. Grainger Incorporated	4.60	6-15-2045	280,000	275,934
				470,089
Transportation infrastructure: 0.14%
Burlington Northern Santa Fe LLC	2.88	6-15-2052	285,000	220,482
Information technology: 7.35%
Communications equipment: 0.41%
Cisco Systems Incorporated	2.20	9-20-2023	300,000	299,892
Cisco Systems Incorporated	2.95	2-28-2026	340,000	337,274
				637,166
See accompanying notes to portfolio of investments

8  |  Allspring Investment Grade Corporate Bond Portfolio

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electronic equipment, instruments & components: 0.42%
Corning Incorporated	5.45%	11-15-2079	$ 110,000	$ 109,363
Corning Incorporated	5.75	8-15-2040	105,000	115,066
Dell International LLC	6.10	7-15-2027	230,000	245,444
Keysight Technologies Incorporated	4.55	10-30-2024	175,000	178,602
				648,475
IT services: 1.88%
Fiserv Incorporated	3.85	6-1-2025	210,000	210,453
IBM Corporation	3.38	8-1-2023	210,000	211,671
IBM Corporation	7.13	12-1-2096	230,000	304,398
IBM Corporation	3.00	5-15-2024	300,000	300,458
Mastercard Incorporated	3.50	2-26-2028	400,000	399,433
Mastercard Incorporated	3.95	2-26-2048	370,000	351,770
Visa Incorporated	2.75	9-15-2027	300,000	292,126
Visa Incorporated	2.05	4-15-2030	800,000	714,664
Western Union Company	6.20	11-17-2036	122,000	126,058
				2,911,031
Semiconductors & semiconductor equipment: 1.84%
Applied Materials Incorporated	5.85	6-15-2041	380,000	446,960
Broadcom Incorporated 144A	3.14	11-15-2035	600,000	489,909
Intel Corporation	2.60	5-19-2026	220,000	214,813
Intel Corporation	4.10	5-19-2046	300,000	284,697
Intel Corporation	4.25	12-15-2042	175,000	169,848
Intel Corporation	4.90	7-29-2045	230,000	240,804
Lam Research Corporation	4.88	3-15-2049	155,000	164,654
NVIDIA Corporation	2.85	4-1-2030	900,000	842,154
				2,853,839
Software: 2.17%
Microsoft Corporation	2.68	6-1-2060	155,000	118,569
Microsoft Corporation	2.88	2-6-2024	240,000	241,149
Microsoft Corporation	5.20	6-1-2039	77,000	89,548
Oracle Corporation	3.40	7-8-2024	110,000	109,882
Oracle Corporation	3.85	4-1-2060	365,000	261,873
Oracle Corporation	4.30	7-8-2034	1,225,000	1,119,398
Salesforce.com Incorporated	3.05	7-15-2061	245,000	187,712
Salesforce.com Incorporated	3.70	4-11-2028	200,000	202,027
Vmware Incorporated	4.65	5-15-2027	1,000,000	1,020,263
				3,350,421
Technology hardware, storage & peripherals: 0.63%
Apple Incorporated	2.80	2-8-2061	155,000	115,876
Apple Incorporated	2.85	8-5-2061	440,000	334,542
Apple Incorporated	4.38	5-13-2045	155,000	159,329
Apple Incorporated	4.65	2-23-2046	345,000	370,768
				980,515
Materials: 2.22%
Chemicals: 1.09%
Dow Chemical Company	4.25	10-1-2034	175,000	172,529
Eastman Chemical Company	4.80	9-1-2042	140,000	134,500
Ecolab Incorporated	2.70	11-1-2026	1,000,000	972,585
See accompanying notes to portfolio of investments

Allspring Investment Grade Corporate Bond Portfolio  |  9

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Chemicals (continued)
LYB International Finance III Company	3.80%	10-1-2060	$ 150,000	$ 116,092
The Sherwin-Williams Company	4.50	6-1-2047	205,000	196,864
Westlake Chemical Corporation	3.38	8-15-2061	125,000	89,800
				1,682,370
Containers & packaging: 0.28%
International Paper Company	7.30	11-15-2039	175,000	212,995
MeadWestvaco Corporation	7.95	2-15-2031	35,000	42,975
Packaging Corporation of America	3.65	9-15-2024	175,000	175,680
				431,650
Metals & mining: 0.85%
Freeport-McMoRan Incorporated	4.25	3-1-2030	325,000	306,912
Newmont Mining Corporation	2.60	7-15-2032	1,180,000	1,013,838
				1,320,750
Real estate: 4.22%
Equity REITs: 4.22%
ACE INA Holdings Incorporated	3.35	5-15-2024	350,000	352,233
Alexandria Real Estate Equities Incorporated	4.70	7-1-2030	615,000	624,645
American Tower Corporation	4.00	6-1-2025	350,000	351,636
AvalonBay Communities Incorporated	3.45	6-1-2025	140,000	139,405
AvalonBay Communities Incorporated	4.20	12-15-2023	175,000	177,325
Boston Properties LP	2.75	10-1-2026	500,000	473,084
Boston Properties LP	3.80	2-1-2024	300,000	301,975
Equinix Incorporated	1.55	3-15-2028	1,100,000	945,017
Federal Realty Investment Trust	4.50	12-1-2044	175,000	161,784
HCP Incorporated	6.75	2-1-2041	95,000	113,354
Health Care REIT Incorporated	4.00	6-1-2025	210,000	211,042
Health Care REIT Incorporated	4.50	1-15-2024	140,000	141,966
Kimco Realty Corporation	2.80	10-1-2026	350,000	333,586
Mid-America Apartments LP	4.30	10-15-2023	35,000	35,489
Prologis LP	1.25	10-15-2030	1,100,000	888,783
Realty Income Corporation	4.60	2-6-2024	98,000	100,115
Realty Income Corporation	4.88	6-1-2026	119,000	123,151
Simon Property Group LP	3.30	1-15-2026	410,000	405,170
Simon Property Group LP	3.75	2-1-2024	175,000	176,712
Welltower Incorporated	4.95	9-1-2048	240,000	238,375
Weyerhaeuser Company	7.38	3-15-2032	200,000	242,496
				6,537,343
Utilities: 7.13%
Electric utilities: 6.09%
AGL Capital Corporation	4.40	6-1-2043	140,000	127,529
Appalachian Power Company	3.40	6-1-2025	175,000	174,874
Appalachian Power Company	4.45	6-1-2045	175,000	159,926
Appalachian Power Company	7.00	4-1-2038	70,000	85,215
Arizona Public Service Company	3.15	5-15-2025	105,000	103,722
Arizona Public Service Company	4.50	4-1-2042	70,000	63,995
Baltimore Gas & Electric Company	3.50	8-15-2046	300,000	254,092
Berkshire Hathaway Energy	3.65	4-15-2029	800,000	791,093
Berkshire Hathaway Energy	6.75	12-30-2031	105,000	127,162
CenterPoint Energy Houston	4.50	4-1-2044	175,000	175,016
See accompanying notes to portfolio of investments

10  |  Allspring Investment Grade Corporate Bond Portfolio

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electric utilities (continued)
Commonwealth Edison Company	3.80%	10-1-2042	$ 70,000	$ 62,990
Connecticut Light & Power Company	4.15	6-1-2045	227,000	207,574
Consolidated Edison Company of New York Incorporated Series 16-C	4.30	12-1-2056	30,000	26,954
Duke Energy Indiana Incorporated	4.90	7-15-2043	105,000	106,120
Duke Energy Indiana Incorporated	6.45	4-1-2039	45,000	52,967
Duke Energy Progress Incorporated	4.10	3-15-2043	210,000	195,383
Entergy Arkansas Incorporated	4.20	4-1-2049	280,000	269,146
Entergy Gulf States Louisiana LLC	5.59	10-1-2024	84,000	87,738
Exelon Corporation	4.95	6-15-2035	140,000	140,855
Florida Power & Light Company	5.95	2-1-2038	224,000	259,425
Florida Power & Light Company	5.96	4-1-2039	175,000	197,589
Florida Power Corporation	5.65	4-1-2040	87,000	96,265
Interstate Power & Light Company	6.25	7-15-2039	21,000	24,380
Northern States Power Company of Minnesota	5.35	11-1-2039	468,000	518,274
NSTAR Electric Company	5.50	3-15-2040	70,000	77,235
Oglethorpe Power Corporation	5.95	11-1-2039	105,000	113,988
Ohio Edison Company	6.88	7-15-2036	175,000	210,523
Oncor Electric Delivery Company LLC	7.00	5-1-2032	122,000	150,530
Pacific Gas & Electric Company	2.50	2-1-2031	1,145,000	912,828
PacifiCorp	3.60	4-1-2024	175,000	176,468
PacifiCorp	4.10	2-1-2042	70,000	63,919
PPL Electric Utilities	4.75	7-15-2043	105,000	106,081
PPL Electric Utilities	6.25	5-15-2039	31,000	36,339
Public Service Electric & Gas Company	3.80	1-1-2043	140,000	126,598
Public Service Electric & Gas Company	3.95	5-1-2042	70,000	64,832
Public Service Electric & Gas Company	5.80	5-1-2037	70,000	80,288
South Carolina Electric & Gas Company	5.10	6-1-2065	30,000	30,803
Southern California Edison Company	3.90	3-15-2043	105,000	88,625
Southern California Edison Company	5.35	7-15-2035	126,000	128,208
Southern California Edison Company	5.50	3-15-2040	140,000	143,014
Southern California Edison Company	6.00	1-15-2034	70,000	76,379
Southwestern Electric Power Company	6.20	3-15-2040	35,000	39,269
The Southern Company	0.60	2-26-2024	1,270,000	1,214,550
The Southern Company	4.40	7-1-2046	185,000	171,245
TXU Electric Delivery Company	7.25	1-15-2033	237,000	297,955
Union Electric Company	8.45	3-15-2039	56,000	76,847
Virginia Electric & Power Company	3.10	5-15-2025	70,000	69,451
Virginia Electric & Power Company	4.20	5-15-2045	105,000	98,053
Virginia Electric & Power Company	4.45	2-15-2044	105,000	102,072
Virginia Electric & Power Company	6.00	1-15-2036	70,000	79,582
Westar Energy Incorporated	4.10	4-1-2043	210,000	191,347
Wisconsin Electric Power Company	5.63	5-15-2033	70,000	77,817
Wisconsin Electric Power Company	5.70	12-1-2036	105,000	116,409
				9,429,539
Gas utilities: 0.35%
Atmos Energy Corporation	4.13	10-15-2044	245,000	225,303
Atmos Energy Corporation	5.50	6-15-2041	42,000	45,426
CenterPoint Energy Resources Corporation	5.85	1-15-2041	77,000	85,072
One Gas Incorporated	3.61	2-1-2024	70,000	70,498
Piedmont Natural Gas Company	4.65	8-1-2043	35,000	33,528
Southern California Gas Company	5.13	11-15-2040	70,000	72,244
				532,071
See accompanying notes to portfolio of investments

Allspring Investment Grade Corporate Bond Portfolio  |  11

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Multi-utilities: 0.69%
Ameren Illinois Company	3.70%	12-1-2047	$ 165,000	$ 146,441
Consumers Energy Company	3.95	5-15-2043	140,000	128,184
Consumers Energy Company	4.05	5-15-2048	290,000	271,814
Dominion Resources Incorporated	5.95	6-15-2035	157,000	171,917
Sempra Energy	3.25	6-15-2027	300,000	289,344
Sempra Energy	4.00	2-1-2048	70,000	60,981
				1,068,681
Total Corporate bonds and notes (Cost $137,069,656)				124,619,212
Non-agency mortgage-backed securities: 0.08%
Peco Energy Company 1st Mortgage	2.85	9-15-2051	160,000	121,659
Total Non-agency mortgage-backed securities (Cost $130,382)				121,659
Yankee corporate bonds and notes: 17.92%
Communication services: 0.78%
Diversified telecommunication services: 0.25%
Bell Canada Company	4.46	4-1-2048	150,000	142,977
Orange SA	5.50	2-6-2044	100,000	108,834
Telefonica Emisiones SA	4.90	3-6-2048	150,000	135,305
				387,116
Wireless telecommunication services: 0.53%
America Movil SAB de CV	4.38	4-22-2049	100,000	96,305
Rogers Communications Incorporated	3.70	11-15-2049	105,000	84,543
Rogers Communications Incorporated 144A	4.55	3-15-2052	200,000	185,778
Vodafone Group plc	4.38	2-19-2043	230,000	209,783
Vodafone Group plc	6.25	11-30-2032	210,000	236,439
				812,848
Consumer discretionary: 1.12%
Auto components: 0.12%
Magna International Incorporated	4.15	10-1-2025	175,000	177,835
Hotels, restaurants & leisure: 0.12%
Sands China Limited	5.13	8-8-2025	200,000	184,246
Internet & direct marketing retail: 0.88%
Alibaba Group Holding Limited	3.40	12-6-2027	800,000	770,482
Alibaba Group Holding Limited	3.60	11-28-2024	600,000	599,221
				1,369,703
Consumer staples: 0.09%
Beverages: 0.09%
Diageo Capital plc	5.88	9-30-2036	122,000	141,183
Energy: 2.24%
Oil, gas & consumable fuels: 2.24%
BP Capital Markets plc	3.81	2-10-2024	350,000	355,560
Canadian Natural Resources Limited	4.95	6-1-2047	110,000	109,562
Cenovus Energy Incorporated	5.38	7-15-2025	1,000,000	1,044,050
See accompanying notes to portfolio of investments

12  |  Allspring Investment Grade Corporate Bond Portfolio

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil, gas & consumable fuels (continued)
Husky Energy Incorporated	6.80%	9-15-2037	$ 70,000	$ 79,682
Petro-Canada	5.95	5-15-2035	140,000	150,529
Shell International Finance BV	2.88	5-10-2026	230,000	226,239
Shell International Finance BV	3.25	5-11-2025	350,000	351,888
Suncor Energy Incorporated	5.95	12-1-2034	52,000	56,019
Total Capital Canada Limited	2.75	7-15-2023	245,000	245,191
Total Capital International SA	3.39	6-29-2060	105,000	84,575
Total Capital International SA	3.75	4-10-2024	350,000	356,031
TransCanada PipeLines Limited	3.75	10-16-2023	175,000	176,368
TransCanada PipeLines Limited	6.10	6-1-2040	210,000	236,668
				3,472,362
Financials: 10.05%
Banks: 7.96%
Banco Santander SA	2.75	12-3-2030	200,000	165,730
Bank of Nova Scotia	4.50	12-16-2025	500,000	507,759
Barclays plc (3 Month LIBOR +1.90%) ±	4.97	5-16-2029	1,100,000	1,109,390
BNP Paribas	4.25	10-15-2024	1,200,000	1,218,168
Cooperatieve Rabobank UA	3.75	7-21-2026	280,000	272,990
HSBC Holdings plc (U.S. SOFR +0.53%) ±	0.73	8-17-2024	400,000	386,145
HSBC Holdings plc (U.S. SOFR +1.19%) ±	2.80	5-24-2032	400,000	339,608
HSBC Holdings plc (3 Month LIBOR +1.53%) ±	4.58	6-19-2029	400,000	395,616
HSBC Holdings plc	4.95	3-31-2030	400,000	404,541
ING Banking Group plc	4.55	10-2-2028	700,000	697,669
Lloyds Banking Group plc	4.55	8-16-2028	900,000	904,102
Lloyds Banking Group plc	4.58	12-10-2025	250,000	251,265
Mitsubishi UFJ Financial Group Incorporated	3.68	2-22-2027	200,000	196,639
Mizuho Financial Group	3.17	9-11-2027	600,000	566,507
National Australia Bank Limited	2.50	7-12-2026	800,000	765,612
Natwest Group plc	3.88	9-12-2023	300,000	301,754
Royal Bank of Canada	0.43	1-19-2024	125,000	120,288
Royal Bank of Canada	4.65	1-27-2026	700,000	715,648
Royal Bank of Scotland Group plc	4.80	4-5-2026	400,000	405,029
Sumitomo Mitsui Financial Group	3.01	10-19-2026	655,000	627,019
Toronto Dominion Bank	3.50	7-19-2023	300,000	302,849
Toronto Dominion Bank (USD Swap Semi Annual (vs. 3 Month LIBOR) 5 Year +2.21%) ±	3.63	9-15-2031	790,000	774,883
Westpac Banking Corporation	2.15	6-3-2031	305,000	261,164
Westpac Banking Corporation (5 Year Treasury Constant Maturity +1.75%) ±	2.67	11-15-2035	180,000	147,513
Westpac Banking Corporation	2.85	5-13-2026	500,000	485,728
				12,323,616
Capital markets: 0.73%
Credit Suisse Group Funding Limited	4.55	4-17-2026	950,000	948,930
Invesco Finance plc	4.00	1-30-2024	175,000	176,929
				1,125,859
Consumer finance: 0.09%
Vale Overseas Limited Company	3.75	7-8-2030	150,000	139,650
Diversified financial services: 0.90%
AerCap Ireland Capital	3.30	1-30-2032	150,000	126,570
AerCap Ireland Capital	3.65	7-21-2027	300,000	279,760
See accompanying notes to portfolio of investments

Allspring Investment Grade Corporate Bond Portfolio  |  13

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified financial services (continued)
Brookfield Finance Incorporated	3.63%	2-15-2052	$ 155,000	$ 119,909
Brookfield Finance Incorporated	4.25	6-2-2026	200,000	201,432
GE Capital International Funding Company	3.37	11-15-2025	550,000	547,196
Ingersoll-Rand Finance SA	4.50	3-21-2049	130,000	121,886
				1,396,753
Insurance: 0.37%
Aon plc	3.88	12-15-2025	405,000	407,402
XLIT Limited	5.25	12-15-2043	140,000	154,770
				562,172
Health care: 1.63%
Health care equipment & supplies: 0.07%
DH Europe Finance II	3.40	11-15-2049	125,000	104,665
Pharmaceuticals: 1.56%
AstraZeneca plc	3.38	11-16-2025	500,000	502,685
AstraZeneca plc	4.38	11-16-2045	200,000	203,376
Royalty Pharma Company	2.20	9-2-2030	605,000	504,701
Shire Acquisitions Investments Ireland Designated Activity Company	2.88	9-23-2023	1,215,000	1,210,887
				2,421,649
Industrials: 1.03%
Building products: 0.36%
Johnson Control International plc	1.75	9-15-2030	665,000	554,607
Professional services: 0.20%
Thomson Reuters Corporation	4.30	11-23-2023	210,000	213,141
Thomson Reuters Corporation	5.85	4-15-2040	94,000	101,223
				314,364
Road & rail: 0.47%
Canadian National Railway Company	3.65	2-3-2048	100,000	87,641
Canadian National Railway Company	6.20	6-1-2036	140,000	162,158
Canadian Pacific Railway Company	5.95	5-15-2037	415,000	475,430
				725,229
Information technology: 0.57%
Semiconductors & semiconductor equipment: 0.57%
NXP BV	4.30	6-18-2029	900,000	886,831
Materials: 0.41%
Chemicals: 0.29%
LyondellBasell Industries NV	4.63	2-26-2055	350,000	321,656
Nutrien Limited	6.13	1-15-2041	115,000	132,310
				453,966
See accompanying notes to portfolio of investments

14  |  Allspring Investment Grade Corporate Bond Portfolio

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Metals & mining: 0.12%
Southern Copper Corporation	5.25%	11-8-2042	$ 180,000	$ 186,048
Total Yankee corporate bonds and notes (Cost $29,579,563)				27,740,702

		Yield	Shares
Short-term investments: 0.55%
Investment companies: 0.55%
Allspring Government Money Market Fund Select Class ♠∞		0.65	853,722	853,722
Total Short-term investments (Cost $853,722)				853,722
Total investments in securities (Cost $167,633,323)	99.06%			153,335,295
Other assets and liabilities, net	0.94			1,461,207
Total net assets	100.00%			$154,796,502

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$5,000,151	$18,456,013	$(22,602,442)	$0	$0	$853,722	853,722	$1,215
See accompanying notes to portfolio of investments

Allspring Investment Grade Corporate Bond Portfolio  |  15

Notes to portfolio of investments—May 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Corporate bonds and notes	$0	$124,619,212	$0	$124,619,212
Non-agency mortgage-backed securities	0	121,659	0	121,659
Yankee corporate bonds and notes	0	27,740,702	0	27,740,702
Short-term investments
Investment companies	853,722	0	0	853,722
Total assets	$853,722	$152,481,573	$0	$153,335,295
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended May 31, 2022, the Portfolio did not have any transfers into/out of Level 3.

16  |  Allspring Investment Grade Corporate Bond Portfolio